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                            GROUP VARIABLE CONTRACTS
                            SEPARATE ACCOUNT ELEVEN
                              STANDARD (SERIES A)
                        HARTFORD LIFE INSURANCE COMPANY

                               FILE NO. 333-72042

    SUPPLEMENT DATED OCTOBER 6, 2006 TO THE PROSPECTUS DATED OCTOBER 2, 2006
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              SUPPLEMENT DATED OCTOBER 6, 2006 TO YOUR PROSPECTUS

On September 29, 2006, BlackRock, Inc., consummated a transaction with Merrill Lynch & Co., Inc., whereby Merrill Lynch & Co., Inc.'s investment management business combined with that of BlackRock, Inc. to create a new independent company.

As a result, effective immediately, the following changes shall apply to your prospectus:

All references to Merrill Lynch Series Funds, Inc. are changed to BlackRock Series Funds, Inc.

The information for the Merrill Lynch Global Allocation, Merrill Lynch Global Financial Services, Merrill Lynch Large Cap Core, Merrill Lynch Mid Cap Value Opportunities, Merrill Lynch Small Cap Growth, and Merrill Lynch Value Opportunities Fund Sub-Accounts in the table under the section entitled "The Funds" is deleted and replaced with the following:

FUNDS                                                      ADVISOR                                 OBJECTIVE SUMMARY
---------------------------------------------------------------------------------------------------------------------------------
BLACKROCK GLOBAL ALLOCATION FUND         BlackRock Advisors, LLC, sub-advisor         High total investment return.
 SUB-ACCOUNT (formerly Merrill Lynch     BlackRock Investment Management, LLC and
 Global Allocation Fund Sub-Account)     BlackRock Asset Management U.K. Limited.
 which purchases Class A shares of the
 BlackRock Global Allocation Fund, Inc.
BLACKROCK GLOBAL FINANCIAL SERVICES      BlackRock Advisors, LLC, sub-advisor         Capital appreciation.
 FUND SUB-ACCOUNT (formerly Merrill      BlackRock Investment Management, LLC and
 Lynch Global Financial Services Fund    BlackRock Asset Management U.K. Limited.
 Sub-Account) which purchases Class A
 shares of the BlackRock Global
 Financial Services Fund, Inc.
BLACKROCK LARGE CAP CORE FUND            BlackRock Advisors, LLC, sub-advisor         Long term capital growth.
 SUB-ACCOUNT (formerly Merrill Lynch     BlackRock Investment Management, LLC.
 Large Cap Core Fund Sub-Account) which
 purchases Class A shares of the
 BlackRock Large Cap Core Fund, of the
 BlackRock Large Cap Series Funds, Inc.
BLACKROCK MID CAP VALUE OPPORTUNITIES    BlackRock Advisors, LLC, sub-advisor         Capital appreciation and secondarily,
 FUND SUB-ACCOUNT (formerly Merrill      BlackRock Investment Management, LLC.        income.
 Lynch Mid Cap Value Opportunities Fund
 Sub-Account) which purchases Class A
 shares of the BlackRock Mid Cap Value
 Opportunities Fund, Inc.
BLACKROCK SMALL CAP GROWTH FUND II       BlackRock Advisors, LLC, sub-advisor         Long-term capital growth.
 SUB-ACCOUNT (formerly Merrill Lynch     BlackRock Investment Management, LLC.
 Small Cap Growth Fund Sub-Account)
 which purchases Class A shares of the
 BlackRock Small Cap Growth Fund II
 Fund, Inc.
BLACKROCK VALUE OPPORTUNITIES FUND       BlackRock Advisors, LLC, sub-advisor         Long term growth of capital
 SUB-ACCOUNT (formerly Merrill Lynch     BlackRock Investment Management, LLC.
 Value Opportunities Fund Sub-Account)
 which purchases Class A shares of the
 BlackRock Value Opportunities Fund,
 Inc.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-6047